Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 108,418	$ 135,847	$ (138,532)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	31,173	100,533	166,709
Amortization of right-of-use assets	198,535	203,411	175,830
Loss on disposal of plant and equipment		114,013
Provision of expected credit loss allowance	625	10,777	6,717
Interest expense	46,179
Waiver of related party balance	(88,151)
Directors’ remuneration		240,000	200,000
Legal and professional fee	27,320
Provision for income taxes		208,141
Changes in operating assets and liabilities:
Accounts receivable	1,166	129,922	56,183
Inventories	(80,665)	(7,219)	1,352
Deposit and other receivables, net	(448,266)	(15,197)	10,987
Accounts payable	71,362	58,752	(60,989)
Accrued liabilities and other payables	(51,167)	190,689	79,853
Contract liabilities	(1,352,231)	548,010	812,158
Operating lease liabilities	(230,433)	(175,132)	(148,677)
Finance lease liabilities		(19,476)	(19,476)
Tax paid		(12,170)	290,887
Net cash (used in) provided by operating activities	(1,766,135)	1,710,901	1,433,002
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(69,848)	(94,452)	(16,575)
Net cash used in investing activities	(69,848)	(94,452)	(16,575)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I	(140,000)
Finance lease	(9,317)	(19,476)	(17,221)
Other borrowings, net		128,204	512,821
Issuance of shares	192,308
Interest paid	(24,704)
Amount with related parties	1,863,206	(1,742,509)	(2,039,969)
Net cash provided by (used in) financing activities	1,881,493	(1,633,781)	(1,544,369)
Net increase/(decrease) in cash and cash equivalents	45,510	(17,332)	(127,942)
Effect of foreign currency translation on cash and cash equivalents	(18,962)	16,124	50,514
Cash and cash equivalents, beginning of year	27,556	28,764	106,192
Cash and cash equivalents, end of year	54,104	27,556	28,764
Supplementary cash flow information:
Taxes paid		(12,170)	(3,829)
Interest paid	$ (24,704)	$ (55,469)	$ (65,582)